Equity-Accounted Investees - Summary of Equity-Accounted Investees (Parenthetical) (Detail) - USD ($) shares in Thousands, $ in Millions			6 Months Ended	12 Months Ended
	Dec. 23, 2016	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]	Dec. 31, 2011	Dec. 31, 2010
Disclosure of equity-accounted investees [Line Items]
Interest on unlisted entity				50.00%
Profit on disposal				$ 4.0	$ 48.0	[1]	$ (0.1)
Investment in associates - Other				$ 42.7	$ 42.1
Far Southeast Gold Resources Incorporated [Member]
Disclosure of equity-accounted investees [Line Items]
Interest on unlisted entity				40.00%	40.00%
Option to acquire		40.00%	60.00%
Non-refundable down payment		$ 110.0	$ 44.0						$ 66.0
Percentage of ownership		20.00%
Unlisted shares at cost				$ 230.0	$ 230.0
Equity contribution				79.3	77.7
Cumulative impairment				(101.4)	(101.4)
Share of accumulated losses brought forward				(77.7)	(75.4)
Share of loss after taxation				(1.6)	(2.3)
Total investment in joint venture				$ 128.6	$ 128.6
Option remains exercisable				20.00%
Option to acquire shares				20.00%
Marverix Metals Incorporated [Member]
Disclosure of equity-accounted investees [Line Items]
Interest on listed entity				28.00%	32.00%
Common Shares	42,850
Common shares	$ 10.0
Profit on disposal	$ 48.0
Listed shares at cost				$ 42.1	$ 42.1
Transaction costs capitalised				0.3	0.0
Share of profit after taxation				0.3	0.0
Investment in associates - Other				42.7	42.1
Fair value of investment				57.2	42.1
Other [Member]
Disclosure of equity-accounted investees [Line Items]
Investment in associates - Other				0.0	0.0
Bezant Resources PLC [Member]
Disclosure of equity-accounted investees [Line Items]
Investment in associates - Other				$ 0.0	$ 0.0
Bezant Resources PLC [Member] | Top of range [member]
Disclosure of equity-accounted investees [Line Items]
Holdings diluted percentage					21.60%
Bezant Resources PLC [Member] | Bottom of range [member]
Disclosure of equity-accounted investees [Line Items]
Holdings diluted percentage					8.80%
Rusoro Mining Limited [Member]
Disclosure of equity-accounted investees [Line Items]
Interest on listed entity				25.70%
Investment in associates - Other				$ 0.0	$ 0.0
Lepanto Consolidated Mining Company [Member]
Disclosure of equity-accounted investees [Line Items]
Option fees										$ 10.0
Percentage of remaining shares		60.00%

[1]	As Restated - Refer note 40 for further details.